Intangible Assets - Schedule of Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost:
Finite-Lived intangible assets, gross	$ 5,250	$ 5,250
Less - accumulated amortization	1,488	548
Intangible assets, net	$ 3,762	4,702
Core technology [Member]
Cost:
Finite-Lived Intangible Asset, Useful Life	5 years 6 months 29 days
Finite-Lived intangible assets, gross	$ 4,653	4,653
Customer relationships [Member]
Cost:
Finite-Lived Intangible Asset, Useful Life	5 years 6 months 29 days
Finite-Lived intangible assets, gross	$ 597	$ 597